Segment Information (Details 4) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Net income (loss)	$ (1,150)	$ (3,528)	$ (1,840)	$ (6,222)	$ (14,579)	$ (7,434)
Secure Messaging Licenses [Member]
Net income (loss)					(5,327)	(149)
Corporate [Member]
Net income (loss)					(7,463)	(4,910)
123Wish, Inc. [Member]
Net income (loss)					(760)
Love Media House [Member]
Net income (loss)					(135)
Browning Productions [Member]
Net income (loss)					$ 14